Warrants (Details - Warrants outstanding)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding | shares	481
Exercise price | $ / shares	$ 220.00
Expiry date	February 2027
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding | shares	400
Exercise price | $ / shares	$ 4,440.00
Expiry date	March 2027
Series B Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding | shares	12,934,062	[1]
Exercise price | $ / shares	$ 2.7879	[1]
Expiry date	February 2029

[1]	As adjusted and subject to further adjustments per the Series B Warrant Agreements.